Income Taxes - Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earnings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use	€ 7	€ 9	€ (3)
Remeasurements of defined benefit plans	(15)	(175)	89
Income tax will not be reclassified to profit or loss	(8)	(166)	86
Items that may be reclassified subsequently to profit and loss:
Gains / losses on revaluation of available-for-sale investments	530	(134)	(187)
Gains / losses transferred to the income statement on disposal and impairment of available- for-sale investments	(17)	441	427
Changes in cash flow hedging reserve	1	567	24
Movement in foreign currency translation and net foreign investment hedging reserve	(20)	76	(39)
Income tax will be reclassified to profit or loss	493	951	225
Total income tax related to components of other comprehensive income	485	785	311
Income tax related to equity instruments and other
Income tax related to equity instruments	38	44	44
Other	(12)	14	(3)
Total income tax recognised directly in retained earnings	€ 26	€ 58	€ 41